Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates Stock-based Compensation (Details)	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of common shares authorized under the Equity Plan			13,375,000
Shares Issued as Options, Number Counted	0.625
Options Forfeited, Number of Shares Counted	0.625
RSU Granted as Inducement Grants That Are Exempt From the Equity Pool		10,521,418